Annual Total Returns[BarChart] - INVESCO Energy Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.31%)	(1.40%)	22.29%	(17.25%)	(29.36%)	24.58%	(8.25%)	(26.76%)	4.79%	(32.16%)